Operating Lease Arrangements - Summary of Future Minimum Lease Payments of Non-cancellable Operating Lease Agreements (Lessee) (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments of non-cancellable operating lease commitments	$ 77,952	$ 2,386,102	$ 1,104,666
Less than 1 year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments of non-cancellable operating lease commitments	16,661	509,994	246,026
1-5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments of non-cancellable operating lease commitments	27,066	828,482	439,408
More than 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments of non-cancellable operating lease commitments	$ 34,225	$ 1,047,626	$ 419,232